DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives not qualified for hedge accounting: | Foreign currency forward contracts
Amounts related to derivative instruments affecting the Company's consolidated statements of operations
Amount of gain on Derivatives	$ 4,064,972	$ 3,422,052	$ 2,180,418